Cover	Apr. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2025
Entity File Number	001-40878
Entity Registrant Name	IX Acquisition Corp
Entity Central Index Key	0001852019
Entity Tax Identification Number	98-1586922
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	53 Davies Street
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1K 5JH
City Area Code	203
Local Phone Number	908-0450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false